Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate		21.00%
State Taxes (Net of Federal Benefit)		2.86%
Permanent Differences		(8.11%)
Change in valuation allowance		5.02%
Other		0.19%
Income tax provision	1.00%	20.97%